LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Schedule of Carrying Amounts of Right of Use Assets and Lease Liabilities
Set out below are the carrying amounts of right of use assets and lease liabilities recognized and the movements during the year:

	New Israeli Shekels in millions
	Lease right of use asset			Lease liability
	Buildings	Cell sites	Vehicles
Balance as at January 1, 2019	252	362	42	683
Amortization charges	(41)	(78)	(27)
Accretion of interest				20
Non-cash movements	11	46	15	73
Lease payments (principal) cash outflow				(139)
Lease payments (interest) cash outflow				(20)
Balance as at December 31, 2019	222	330	30	617

Current				131
Non-Current	222	330	30	486

Schedule of Non-Cancelable Future Minimum Payments Under Operating Leases
Non-cancelable minimum operating lease rentals (undiscounted) in respect of the Company's leases were payable including option periods which are reasonably certain in previous years according to the previous accounting policy under IAS 17:

New Israeli Shekels
December 31, 2018
In millions
2019	76
2020-2021	114
2022-2023	87
2024-2025	51
2026-2027	18
2028 and thereafter	26
372

New Israeli Shekels
December 31, 2017
In millions
2018	158
2019	100
2020	77
2021	59
2022-2023	100
2024-2025	52
2026-2027	13
2028 and thereafter	19
578